Investment Strategy	Sep. 01, 2026
VanEck Emerging Markets High Yield Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Emerging Markets High Yield Index is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that have a below investment grade rating and that are issued in the major domestic and Eurobond markets.
In order to qualify for inclusion in the Emerging Markets High Yield Index, an issuer must have risk exposure to countries other than members of the FX Group of Ten, all Western European countries and territories of the United States and Western European countries.
The FX Group of Ten includes all Euro members, Australia, Canada, Japan, New Zealand, Norway, Sweden, Switzerland, the United Kingdom (“UK”) and the United States. As of June 30, 2026, the Emerging Markets High Yield Index included 561 below investment grade bonds of 345 issuers. As of the same date, approximately 75% of the Emerging Markets High Yield Index was comprised of Rule 144A securities. Such bonds may include quasi-sovereign bonds. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Emerging Markets High Yield Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Emerging Markets High Yield Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Emerging Markets High Yield Index. Because of the practical difficulties and expense of purchasing all of the securities in the Emerging Markets High Yield Index, the Fund does not purchase all of the securities in the Emerging Markets High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Emerging Markets High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Emerging Markets High Yield Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Emerging Markets High Yield Index concentrates in an industry or group of industries. As of April 30, 2026, each of the financials, energy and basic materials sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Emerging Markets High Yield Index concentrates in an industry or group of industries. As of April 30, 2026, each of the financials, energy and basic materials sectors represented a significant portion of the Fund.
VanEck Fallen Angel High Yield Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Fallen Angel Index is comprised of below investment grade corporate bonds denominated in U.S. dollars that were (a) rated investment grade at the time of issuance or (b) in certain limited circumstances, were original-issue high yield bonds from the same obligor entity whose bonds were already included in the Fallen Angel Index and are senior or senior secured only. Qualifying securities must be issued in the U.S. domestic market and have a below investment grade rating. Defaulted securities are removed from the Fallen Angel Index at the end of the month in which they default. The Fallen Angel Index is comprised of bonds issued by both U.S. and non-U.S. issuers.
The country of risk of qualifying issuers must be a member of the FX Group of Ten, a Western European nation, or a territory of the United States or a Western European nation. The FX Group of Ten includes all Euro members, Australia, Canada, Japan, New Zealand, Norway, Sweden, Switzerland, the United Kingdom and the United States. As of June 30, 2026, the Fallen Angel Index included 130 below investment grade bonds of 55 issuers and approximately 15% of the Fallen Angel Index was comprised of Rule 144A securities. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fallen Angel Index by investing in a portfolio of securities that generally replicates the Fallen Angel Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Fallen Angel Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Fallen Angel Index.
The Fund may become "non-diversified" as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fallen Angel Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Fallen Angel Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Fallen Angel Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Fallen Angel Index concentrates in an industry or group of industries. As of April 30, 2026, each of the consumer discretionary, information technology, financials and basic materials sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Fallen Angel Index concentrates in an industry or group of industries. As of April 30, 2026, each of the consumer discretionary, information technology, financials and basic materials sectors represented a significant portion of the Fund.
VanEck Green Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Green Bond Index is comprised of bonds issued for qualified “green” purposes and seeks to measure the performance of U.S. dollar denominated “green”-labeled bonds issued globally. The Green Bond Index is sponsored by S&P Dow Jones Indices LLC, which is not affiliated with or sponsored by the Fund or the Adviser. “Green” bonds are bonds whose proceeds are used principally for climate change mitigation, climate adaptation or other environmentally beneficial projects, such as, but not limited to, the development of clean, sustainable or renewable energy sources, commercial and industrial energy efficiency, or conservation of natural resources. For a bond to be eligible for inclusion in the Green Bond Index, the issuer of the bond must indicate the bond’s “green” label and the rationale behind it, such as the intended use of proceeds. As an additional filter, the bond must be flagged as “green” by Climate Bonds Initiative (“CBI”), an international not-for-profit working to mobilize the bond market for climate change solutions, to be eligible for inclusion in the Green Bond Index. The Green Bond Index is market value-weighted and includes supranational, corporate, government-related, sovereign and securitized “green” bonds issued throughout the world (including emerging market countries), and may include both investment grade and below investment grade securities (commonly referred to as high yield securities or “junk bonds”). “Securitized green bonds” are securities typically collateralized by a specified pool of assets, such as mortgages, automobile loans or other consumer receivables. All bonds must be rated by at least one credit rating agency, except that up to 10% of the Green Bond Index can be invested in unrated bonds that are issued or guaranteed by a government-sponsored enterprise. The maximum weight of below investment grade bonds (excluding any unrated bonds that are issued or guaranteed by a government-sponsored enterprise) in the Green Bond Index is capped at 20%. No more than 10% of the Green Bond Index can be invested in a single issuer. Qualifying securities must have a maturity of at least 12 months at the time of issuance and at least one month remaining until maturity at each rebalancing date.
As of June 30, 2026, the Green Bond Index consisted of 488 bonds issued by 270 issuers and the weighted average maturity and effective duration of the Green Bond Index was approximately 7.46 years and 4.66 years, respectively. As of the same date, approximately 20.07% of the Green Bond Index was comprised of Regulation S securities and 31.94% of the Green Bond Index was comprised of Rule 144A securities.
The S&P Green Bond Index is rebalanced monthly. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Green Bond Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Green Bond Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Green Bond Index. Because of the practical difficulties and expense of purchasing all of the securities in the Green Bond Index, the Fund does not purchase all of the securities in the Green Bond Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the securities in the Green Bond Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Green Bond Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Green Bond Index concentrates in an industry or group of industries. As of April 30, 2026, each of the financials, utilities and government sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Green Bond Index concentrates in an industry or group of industries. As of April 30, 2026, each of the financials, utilities and government sectors represented a significant portion of the Fund.
VanEck Investment Grade Floating Rate ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Floating Rate Index is comprised of U.S. dollar-denominated floating rate notes issued by corporate entities or similar commercial entities that are public reporting companies in the United States and rated investment grade. The Fund may invest a significant portion of its assets in Rule 144A securities. As of June 30, 2026, the Floating Rate Index included 456 notes of 148 issuers and approximately 39% of the Floating Rate Index was comprised of Rule 144A securities. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Floating Rate Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Floating Rate Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Floating Rate Index. Because of the practical difficulties and expense of purchasing all of the securities in the Floating Rate Index, the Fund does not purchase all of the securities in the Floating Rate Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Floating Rate Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Floating Rate Index.
The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Floating Rate Index concentrates in an industry or group of industries. As of April 30, 2026, the financials sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Floating Rate Index concentrates in an industry or group of industries. As of April 30, 2026, the financials sector represented a significant portion of the Fund.
VanEck Moody's Analytics BBB Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The BBB Index is comprised of U.S. dollar-denominated corporate bonds issued in the U.S. domestic market that have a BBB rating based on the bond’s composite rating, which is an average of ratings from various rating agencies. Bonds no longer rated BBB, including non-investment grade bonds, are removed from the BBB Index at the end of the month in which they are upgraded or downgraded in connection with the BBB Index’s next scheduled rebalance. The BBB Index is comprised of bonds issued by both U.S. and non-U.S. issuers that the BBB Index provider determines to have an attractive valuation based on proprietary credit risk metrics developed by Moody’s Analytics, Inc. (“Moody’s Analytics”). Further, bonds that the BBB Index provider determines to have the highest probability of being downgraded to non-investment grade, based on proprietary credit risk metrics developed by Moody’s Analytics, are excluded from the BBB Index.
As of June 30, 2026, the BBB Index included 358 notes of 99 issuers and approximately 19% of the BBB Index was comprised of Rule 144A securities. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Fund, using a
“passive” or indexing investment approach, attempts to approximate the investment performance of the BBB Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the BBB Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to track the BBB Index. Because of the practical difficulties and expense of purchasing all of the securities in the BBB Index, the Fund does not purchase all of the securities in the BBB Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the BBB Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the BBB Index.
The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the BBB Index concentrates in an industry or group of industries. As of April 30, 2026, each of the financials, information technology, consumer staples and consumer discretionary sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the BBB Index concentrates in an industry or group of industries. As of April 30, 2026, each of the financials, information technology, consumer staples and consumer discretionary sectors represented a significant portion of the Fund.
VanEck Moody's Analytics IG Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund's benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The US IG Index is comprised of U.S. dollar-denominated corporate bonds issued in the U.S. domestic market that have an investment grade rating based on the bond’s composite rating, which is an average of ratings from various rating agencies. Bonds that fall below investment grade are removed from the US IG Index at the end of the month in which they are downgraded in connection with the US IG Index's next scheduled rebalance.
The US IG Index is comprised of bonds issued by both U.S. and non-U.S. issuers that the US IG Index provider determines to have an attractive valuation based on proprietary credit risk metrics developed by Moody's Analytics, Inc. (“Moody's Analytics”). Further, bonds that the US IG Index provider determines to have the highest probability of being downgraded to non-investment grade, based on proprietary credit risk metrics developed by Moody's Analytics, are excluded from the US IG Index.
As of June 30, 2026, the US IG Index included 544 notes of 127 issuers and approximately 18% of the US IG Index was comprised of Rule 144A securities. These amounts are subject to change.
The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the US IG Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the US IG Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to track the US IG Index. Because of the practical difficulties and expense of purchasing all of the securities in the US IG Index, the Fund does not purchase all of the securities in the US IG Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the US IG Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the US IG Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the US IG Index concentrates in an industry or group of industries. As of April 30, 2026, each of the financials, information technology, consumer discretionary and consumer staples sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund's benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the US IG Index concentrates in an industry or group of industries. As of April 30, 2026, each of the financials, information technology, consumer discretionary and consumer staples sectors represented a significant portion of the Fund.
VanEck CEF Muni Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)). The Fund is a “fund of funds,” meaning that it invests all or a portion of its assets in other funds (the “Underlying Funds”). The Fund normally invests at least 80% of its total assets in securities of issuers that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The CEFMX Index is comprised of shares of U.S.-listed closed-end funds. The Underlying Funds invest in municipal bonds issued by states or local governments or agencies the income of which is exempt from U.S. federal income tax, but a portion of this income may be subject to the AMT and will generally be subject to state income taxes. The Fund’s investment policy to invest at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than AMT) requires shareholder approval before it can be changed. The Fund may count investments that generate income subject to the AMT toward the 80% investment requirement.
The Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), places limits on the percentage of the total outstanding stock of an Underlying Fund that may be owned by the Fund.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the CEFMX Index by investing in a portfolio of securities that generally replicates the CEFMX Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the CEFMX Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the CEFMX Index.
The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the CEFMX Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the CEFMX Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the CEFMX Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the CEFMX Index concentrates in an industry or group of industries.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)).
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the CEFMX Index concentrates in an industry or group of industries.
VanEck High-Yield Muni ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The High Yield Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market with a weight of 70% in non-investment grade municipal bonds, 25% in triple-B rated investment grade municipal bonds and 5% in single-A rated investment grade municipal bonds (in accordance with the High Yield Index provider’s methodology). This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the High Yield Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the High Yield Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the High Yield Index. Because of the practical difficulties and expense of purchasing all of the securities in the High Yield Index, the Fund does not purchase all of the securities in the High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the High Yield Index. The High Yield Index is rebalanced on the last calendar day of the month.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the High Yield Index concentrates in an industry or group of industries. As of April 30, 2026, each of the industrial development and health care sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the High Yield Index concentrates in an industry or group of industries. As of April 30, 2026, each of the industrial development and health care sectors represented a significant portion of the Fund.
VanEck Intermediate Muni ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Intermediate Index. The Intermediate Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Intermediate Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Intermediate Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Intermediate Index. Because of the practical difficulties and expense of purchasing all of the securities in the Intermediate Index, the Fund does not purchase all of the securities in the Intermediate Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Intermediate Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Intermediate Index. The Intermediate Index is rebalanced on the last calendar day of the month.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Intermediate Index concentrates in an industry or group of industries. As of April 30, 2026, each of the general obligation and special tax (i.e., revenue bonds backed by a specific tax) sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Intermediate Index. The Intermediate Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Intermediate Index concentrates in an industry or group of industries. As of April 30, 2026, each of the general obligation and special tax (i.e., revenue bonds backed by a specific tax) sectors represented a significant portion of the Fund.
VanEck Long Muni ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Long Index. The Long Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Long Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Long Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Long Index. Because of the practical difficulties and expense of purchasing all of the securities in the Long Index, the Fund does not purchase all of the securities in the Long Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Long Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Long Index. The Long Index is rebalanced on the last calendar day of the month.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Long Index concentrates in an industry or group of industries. As of April 30, 2026, each of the health care, general obligation and special tax (i.e. revenue bonds backed by a special tax) sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Long Index. The Long Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Long Index concentrates in an industry or group of industries. As of April 30, 2026, each of the health care, general obligation and special tax (i.e. revenue bonds backed by a special tax) sectors represented a significant portion of the Fund.
VanEck Short High Yield Muni ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The Short High Yield Index is composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market with a weight of 70% in non-investment grade municipal bonds, 20% in triple-B rated investment grade municipal bonds and a targeted 10% in single-A rated investment grade municipal bonds (in accordance with the Short High Yield Index provider's methodology). All bonds must have a nominal maturity of 1 to 12 years. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Short High Yield Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Short High Yield Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Short High Yield Index. Because of the practical difficulties and expense of purchasing all of the securities in the Short High Yield Index, the Fund does not purchase all of the securities in the Short High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Short High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Short High Yield Index. The Short High Yield Index is rebalanced on the last calendar day of the month.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Short High Yield Index concentrates in an industry or group of industries. As of April 30, 2026, each of the industrial development and general obligation sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Short High Yield Index concentrates in an industry or group of industries. As of April 30, 2026, each of the industrial development and general obligation sectors represented a significant portion of the Fund.
VanEck Short Muni ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Short Index. The Short Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in municipal securities. Such policy cannot be changed without a shareholder vote. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Short Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Short Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Short Index. Because of the practical difficulties and expense of purchasing all of the securities in the Short Index, the Fund does not purchase all of the securities in the Short Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Short Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Short Index. The Short Index is rebalanced on the last calendar day of the month.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Short Index concentrates in an industry or group of industries. As of April 30, 2026, each of the general obligation and special tax (i.e., revenue bonds backed by a special tax) sectors represented a significant portion of the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Short Index. The Short Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Short Index concentrates in an industry or group of industries. As of April 30, 2026, each of the general obligation and special tax (i.e., revenue bonds backed by a special tax) sectors represented a significant portion of the Fund.